Summary of significant accounting policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cash	$ 6,293,415	$ 1,682,526
Short-term investment	7,091,939	0	$ 0
Working Capital	8,100,000
Accumulated other comprehensive income	592,218	494,046
Allowance for the doubtful accounts on accounts receivable	2,478,341	123,890
Allowance for the doubtful accounts on other receivable	7,761	40,437
Gain from short term investments	165,713	0	0
Escrow	600,000
Allowance for doubtful accounts on Long-term deposits	63,083	61,609
Impairment of Land use rights	0
Impairment of long-lived assets	3,700,000	0
Impairment of long-lived assets	3,692,047
Accrued warranty liability	14,530	0
Advertising costs	890,988	65,059	62,501
Operating lease right ofuse asset	300,000
Lease liabilities	$ 300,000
Borrowing rate	4.80%
Development cost	$ 0	0	0
Employee benefits	$ 971,772	$ 805,603	$ 918,696
Infobird Anhui [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling Interests percentage	0.05%	0.05%
Infobird Guiyang [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling Interests percentage	9.82%	9.82%
Shanghai Qishuo [Member]
Property, Plant and Equipment [Line Items]
Noncontrolling Interests percentage	49.00%
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	$ 2,000,000.0
Land use rights [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	400,000
Accumulated Other Comprehensive Income Loss [Member]
Property, Plant and Equipment [Line Items]
Accumulated other comprehensive income	$ 592,218	$ 494,046